Mortgage and Mezzanine Loans Receivable	12 Months Ended
Dec. 31, 2014
Mezzanine Loans Receivable [Abstract]
Mortgage and Mezzanine Loans Receivable

7. Mortgage and Mezzanine Loans Receivable

In October 2012, we acquired a 25% participation in a $475,000,000 first mortgage and mezzanine loan for the acquisition and redevelopment of a 10-story retail building at 701 Seventh Avenue in Times Square.  The loan had an interest rate of LIBOR plus 10.2%, with a LIBOR floor of 1.0%.  Of the $475,000,000, we funded $93,750,000, representing our 25% share of the $375,000,000 that was funded at acquisition. In March 2013, we transferred at par, the 25% participation in the mortgage loan. The transfer did not qualify for sale accounting given our continuing interest in the mezzanine loan. Accordingly, we continued to include the 25% participation in the mortgage loan in “other assets” and recorded a $59,375,000 liability in “other liabilities” on our consolidated balance sheet as of December 31, 2013. On January 14, 2014, the mortgage and mezzanine loans were repaid; accordingly, the $59,375,000 asset and liability were eliminated.

On April 17, 2013, a $50,091,000 mezzanine loan that was scheduled to mature in August 2015, was repaid. In connection therewith, we received net proceeds of $55,358,000, including prepayment penalties, which resulted in income of $5,267,000, which is included in “interest and other investment income (loss), net” on our consolidated statement of income.

In March 2014, a $30,000,000 mezzanine loan that was scheduled to mature in January 2015 was repaid. In May 2014, a $25,000,000 mezzanine loan that was scheduled to mature in November 2014 was repaid.

As of December 31, 2014 and 2013, the carrying amounts of mortgage and mezzanine loans receivable were $16,748,000 and $170,972,000, respectively, net of an allowance of $5,811,000 and $5,845,000, respectively, and are included in “other assets” on our consolidated balance sheets. These loans have a weighted average interest rate of 9.1% and 11.0% at December 31, 2014 and 2013, respectively and have maturities ranging from April 2015 to May 2016.